UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-22984

 NAME OF REGISTRANT:                     Highland Healthcare Equity
                                         Income & Growth Fund



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Highland Capital Management
                                         Fund Advisors, L.P.
                                         200 Crescent Court
                                         Suite 700
                                         Dallas, TX 75201

 REGISTRANT'S TELEPHONE NUMBER:          972-628-4100

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2017 - 06/30/2018


The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.


Report contains no data for selected criteria.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Highland Healthcare Equity Income & Growth Fund
By (Signature)       /s/ Dustin Norris
Name                 Dustin Norris
Title                Secretary
Date                 08/23/2018